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 T. ROWE PRICE
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U.S. Bond Index Fund, Inc.


 Supplement to prospectus dated October 31, 2000
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 Effective immediately, the Checkwriting paragraph on page 29 of the Prospectus will be replaced with the following:

Checkwriting
(Not available for equity funds, or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.
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 The date of this supplement is November 28, 2000.
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                                                               F134-042 11/28/00